Summary of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance - Beginning of period	$ 2,310	$ 1,698
Acquisition of Aeterna		201
Additions		992
Interest paid as charged to net loss as other finance costs	136	87
Payment against lease liabilities	(365)	(421)	$ (370)
Modification of lease liability	(47)	(106)
Impact of foreign exchange rate changes	115	(141)
Balance - ending of period	2,149	2,310	$ 1,698
Current lease liabilities	215	271
Non-current lease liabilities	$ 1,934	$ 2,039